IFRSs not yet adopted	12 Months Ended
Dec. 31, 2017
Ifrss Not Yet Adopted
Disclosure of expected impact of initial application of new standards or interpretations [text block]

7 IFRSs not yet adopted

On May 28, 2014, the IASB issued IFRS 15 “Revenue from Contracts with Customers” (hereinafter IFRS 15), which sets out the requirements for recognizing and measuring revenue arising from contracts with customers, including construction contracts. In particular, IFRS 15 requires that, to recognize revenue, an entity shall apply the following five steps: (i) identifying the contract with the customer; (ii) identifying the performance obligations (that are promises in a contract to transfer goods and/or services to a customer); (iii) determining the transaction price; (iv) allocating the transaction price to each performance obligation on the basis of the relative stand-alone selling prices of each good or service promised in the contract; and (v) recognizing revenue when a performance obligation is satisfied. Moreover, IFRS 15 includes more disclosure requirements about the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers. IFRS 15 shall be applied for annual reporting periods beginning on or after January 1, 2018. Furthermore, on April 12, 2016, the IASB issued the document “Clarifications to IFRS 15 Revenue from Contracts with Customers”, which provides clarifications to support implementation of the new standard. The clarifications to IFRS 15 shall be applied for annual reporting periods beginning on or after January 1, 2018.

In 2017, the Group completed the analytical activities aimed to identify the areas affected by the adoption of IFRS 15 and assess the related impacts on the financial statements. In particular, as already indicated in the interim consolidated report, the affected areas relate essentially to:

(i)	in the Exploration & Production segment, the accounting for agreements with partners within oil & gas operations, due to the fact that they do not meet the definition of a customer. In particular, the case concerns the accounting for amounts of production lifted by a partner within oil & gas operations different from its proportionate entitlement (the so called lifting imbalances), by recognizing revenues on the basis of the quantities actually sold (the so called sales method) instead of the entitled quantities (the so called entitlement method). The adoption of the sales method results in recognizing revenues and related expenses on the basis of the quantities actually lifted and sold;
(ii)	in the Gas & Power segment, the capitalization of the costs of obtaining contracts with customers, if the entity expects to recover them, and their amortization over the expected duration of the contract.

On initial application of the new IFRS, Eni intends to use the cumulative effect method under which the cumulative effect of applying the new standard at the beginning of the year of initial application is recognized as an adjustment to the opening balance of equity at January 1, 2018, considering only contracts not completed at January 1, 2018, and without restating the comparative reporting periods.

In particular, based on information available and considering the above-mentioned cases, the effect of the adoption of IFRS 15, net of tax, is represented by a decrease in equity of €43 million arising from the adjustment, according to the sales method, of the underlifting imbalances existing at the end of the 2017 reporting period (€103 million), partially offset by a positive change of €60 million arising from the capitalization of the costs of obtaining contracts with customers, net of their amortization. Moreover, in terms of presentation in the financial statements, the adoption of IFRS 15 involves limited reclassifications of revenue to other line items of the profit and loss account without impacting operating result, net result and equity. On July 24, 2014, the IASB completed its project to replace IAS 39 by issuing the final version of IFRS 9 “Financial Instruments” (hereinafter IFRS 9). In particular, IFRS 9: (i) changes the classification and measurement approach for financial assets, basing it on the characteristics of the financial instrument and on the business model adopted by the entity for managing it; (ii) introduces a new impairment model for financial assets, which considers the expected credit losses; and (iii) includes an improved hedge accounting model. IFRS 9 shall be applied for annual reporting periods beginning on or after January 1, 2018.

The accounting areas affected by the new standard relate essentially to: (i) the adoption of the expected credit loss model for impairment of financial assets, which involves the recognition of the expected loss on financial assets, taking into account a forward-looking approach based on the probability of default of the counterparty and the loss given default; and (ii) the fair value measurement of investments in equity instruments, when the cost is not an appropriate estimate of the fair value.

In particular, in 2017, the Group completed the activities aimed to define and implement the expected credit loss model for the impairment of financial assets, which essentially requires:

(i)	the adoption of internal credit rating, already used for credit worthiness, to determine probability of default of counterparties; for government entities (e.g. National Oil Companies), the probability of default, represented essentially by probability of a delayed payment, is determined by using, as input data, the country risk premium adopted to determine WACC for impairment of non-financial assets;
(ii)	the identification of the exposure to be considered, having regard to any credit enhancements (e.g.collaterals, guarantees, insurance contracts, countervailable payables, etc.);
(iii)	for retail customers, not characterized by internal credit rating, the implementation of a simplified approach based on a provision matrix aimed to categorize customers by homogeneous risk characteristics;
(iv)	the estimate of loss given default, considering the previous experiences and the range of recovery tools that can be activated (e.g. extrajudicial and/or legal proceedings, etc.)[21].

With reference to investments in equity instruments, IFRS 9 requires their fair value measurement, while allowing their measurement at cost only when the cost can be considered an appropriate estimate of the fair value. Eni will elect to present in other comprehensive income the changes in the fair value of its investments in equity instruments, while recognizing in profit and loss account dividends from these investments; these changes in fair value are not reclassified to profit and loss account[22].

On initial application of the new IFRS, considering the complexity of the restatement at the beginning of the first comparative period without the use of hindsight, the impacts of the new classification and measurement requirements, including impairment of financial assets, will be recognized as an adjustment to the opening balance of equity at January 1, 2018; with reference to hedge accounting, the adoption of the new requirements will not have significant impacts.

In particular, based on information available and considering the above-mentioned cases, the effect of the adoption of IFRS 9, net of tax, is represented by an increase of equity for €322 million arising from the fair value measurement of investments in equity instruments (€678 million); offset by the additional impairment losses (€356 million) of financial assets recognized under the expected credit loss model.

On January 13, 2016, the IASB issued IFRS 16 “Leases” (hereinafter IFRS 16), which replaces IAS 17 and related interpretations. In particular, IFRS 16 defines a lease as a contract that conveys to the lessee the right to control the use of an identified asset for a period of time in exchange for consideration. The new IFRS eliminates the classification of leases as either operating leases or finance leases for the preparation of lessees’ financial statements; for all leases with a term of more than 12 months, the lessee shall recognize an asset, as the right-of-use, and a liability, as the present value of the lease payments. Conversely, a lessor continues to classify its leases as operating leases or finance leases. IFRS 16 enhances disclosures both for lessees and for lessors. IFRS 16 shall be applied for annual reporting periods beginning on or after January 1, 2019. Eni is currently analyzing the new requirements also in order to determine the impacts on the Group’s financial statements.

On December 8, 2016, the IASB issued the IFRIC Interpretation 22 “Foreign Currency Transactions and Advance Consideration” (hereinafter IFRIC 22), which sets out that the exchange rate to use on initial recognition of an asset, expense or income related to an advance consideration, previously paid or received in a foreign currency, is the rate used at the date of initial recognition of the non-monetary asset or non-monetary liability arising from the payment or receipt of that advance consideration. The IFRIC 22 shall be applied for annual reporting periods beginning on or after January 1, 2018.

On May 18, 2017, the IASB issued IFRS 17 “Insurance Contracts” (hereinafter IFRS 17), which sets out the accounting for the insurance contracts issued and the reinsurance contracts held. IFRS 17, which replaces IFRS 4 “Insurance Contracts”, shall be applied for annual reporting periods beginning on or after January 1, 2021.

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(21)	For exposures arising from intragroup transactions, the recovery rate is assumed to be 100% in consideration of the possibility of providing for capital contribution to the investees in order to guarantee their solvency.
(22)	Alternatively, IFRS 9 permits to present in profit and loss account the changes in fair value of investments in equity instruments; the election about the presentation of these fair value changes is made on an instrument-by-instrument basis.

On June 7, 2017, the IASB issued IFRIC 23 “Uncertainty over Income Tax Treatments” (hereinafter IFRIC 23), which clarifies the accounting for (current and/or deferred) tax assets and liabilities when there is uncertainty over income tax treatments. IFRIC 23 shall be applied for annual reporting periods beginning on or after January 1, 2019.

On October 12, 2017, the IASB issued the amendments to IAS 28 “Long-term Interests in Associates and Joint Ventures” (hereinafter the amendments to IAS 28), which clarify that entities account for long-term interests in an associate or joint venture, that, in substance, form part of the entity’s net investment in the investee and for which settlement is neither planned nor likely to occur in the foreseeable future, using the provisions of IFRS 9, including those related to impairment. The amendments to IAS 28 shall be applied for annual reporting periods beginning on or after January 1, 2019.

On February 7, 2018, the IASB issued the amendments to IAS 19 “Plan Amendment, Curtailment or Settlement” (hereinafter the amendments to IAS 19), which require to use updated actuarial assumptions to determine current service cost and net interest, when an amendment, curtailment or settlement to an existing defined benefit pension plan takes place, for the remainder reporting period after the change of the plan. The amendments to IAS 19 shall be applied for annual reporting periods beginning on or after January 1, 2019. On December 8, 2016, the IASB issued the document “Annual Improvements to IFRS Standards 2014 – 2016 Cycle”, which includes, basically, technical and editorial changes to existing standards. The amendments to the standards shall be applied for annual reporting periods beginning on or after January 1, 2018[23].

On December 12, 2017, the IASB issued the document “Annual Improvements to IFRS Standards 2015 – 2017 Cycle”, which includes, basically, technical and editorial changes to existing standards. The amendments to the standards shall be applied for annual reporting periods beginning on or after January 1, 2019.

Eni is currently reviewing these new IFRSs (other than IFRS 9 and 15) to determine the likely impact on the Group’s financial statements.